Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Rutland Square Trust II
Entity Central Index Key	0001364924
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Strategic Advisers Core Income Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Core Income Fund
Class Name	Strategic Advisers® Core Income Fund
Trading Symbol	FPCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Core Income Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Core Income Fund	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 43,848,246,713
Holdings Count | shares	8,834
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$43,848,246,713
Number of Holdings	8,834
Portfolio Turnover	124%

Holdings [Text Block]	Fixed-Income Funds 57.5 U.S. Government Agency - Mortgage Securities 13.6 Corporate Bonds 11.0 U.S. Treasury Obligations 10.9 CMOs and Other Mortgage Related Securities 3.9 Asset-Backed Securities 3.8 Foreign Government and Government Agency Obligations 0.4 Preferred Securities 0.2 Municipal Securities 0.1 Bank Loan Obligations 0.1 U.S. Government Agency Obligations 0.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity SAI Total Bond Fund 8.8 US Treasury Notes 7.2 Western Asset Core Bond Fund Class I 6.4 PIMCO Total Return Fund Institutional Class 6.2 United States Department of the Treasury 5.5 Fannie Mae Mortgage pass-thru certificates 4.6 iShares 7-10 Year Treasury Bond ETF 4.6 Uniform Mortgage Backed Securities 4.2 PIMCO Mortgage Opportunities and Bond Fund Institutional Class 4.1 Fidelity SAI U.S. Treasury Bond Index Fund 3.7 55.3
Strategic Advisers Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Emerging Markets Fund
Class Name	Strategic Advisers® Emerging Markets Fund
Trading Symbol	FSAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Emerging Markets Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Emerging Markets Fund	$ 15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 11,598,537,458
Holdings Count | shares	987
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$11,598,537,458
Number of Holdings	987
Portfolio Turnover	39%

Holdings [Text Block]	Common Stocks 53.6 International Equity Funds 38.5 Preferred Stocks 0.2 Domestic Equity Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 7.7 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity SAI Emerging Markets Value Index Fund 11.9 Fidelity Advisor Emerging Markets Fund - Class Z 7.0 Fidelity SAI Emerging Markets Low Volatility Index Fund 5.9 Taiwan Semiconductor Manufacturing Co Ltd 5.8 Fidelity SAI Emerging Markets Index Fund 4.3 Tencent Holdings Ltd 3.3 Goldman Sachs Emerging Markets Equity Fund Institutional Class 3.2 Samsung Electronics Co Ltd 2.5 Invesco Developing Markets Fund Class R6 1.6 abrdn Emerging Markets Fund Institutional Service Class 1.3 46.8
Strategic Advisers International Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® International Fund
Class Name	Strategic Advisers® International Fund
Trading Symbol	FILFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® International Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® International Fund	$ 9	0.16%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%
Net Assets	$ 23,659,471,059
Holdings Count | shares	991
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$23,659,471,059
Number of Holdings	991
Portfolio Turnover	34%

Holdings [Text Block]	Common Stocks 48.2 International Equity Funds 44.8 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 6.9 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity SAI International Low Volatility Index Fund 4.5 Artisan International Value Fund Investor Class 4.2 Fidelity Advisor International Discovery Fund - Class Z 4.1 Fidelity SAI International Index Fund 3.1 Fidelity SAI International Value Index Fund 2.8 Fidelity SAI Japan Stock Index Fund 2.5 Fidelity Diversified International Fund 2.5 Fidelity SAI International Quality Index Fund 2.4 Oakmark International Fund Investor Class 2.1 JPMorgan International Research Enhanced Equity ETF 2.0 30.2
Strategic Advisers Income Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Income Opportunities Fund
Class Name	Strategic Advisers® Income Opportunities Fund
Trading Symbol	FPIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Income Opportunities Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Income Opportunities Fund	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 1,345,921,470
Holdings Count | shares	1,311
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,345,921,470
Number of Holdings	1,311
Portfolio Turnover	39%

Holdings [Text Block]	Fixed-Income Funds 48.3 Corporate Bonds 44.0 Bank Loan Obligations 2.2 Common Stocks 1.3 Asset-Backed Securities 1.3 Preferred Securities 0.7 U.S. Treasury Obligations 0.6 Municipal Securities 0.1 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Capital & Income Fund 11.3 BlackRock High Yield Portfolio Class K 10.3 Artisan High Income Fund Investor Shares 10.2 Eaton Vance Income Fund of Boston Class A 8.2 NYLI MacKay High Yield Corporate Bond Fund Class A 5.3 Vanguard High-Yield Corporate Fund Admiral Shares 3.0 CCO Holdings LLC / CCO Holdings Capital Corp 0.8 Tenet Healthcare Corp 0.8 Carnival Corp 0.7 TransDigm Inc 0.6 51.2
Strategic Advisers Fidelity International Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® International Fund
Class Name	Strategic Advisers® Fidelity® International Fund
Trading Symbol	FUSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® International Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® International Fund	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 42,318,521,511
Holdings Count | shares	282
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$42,318,521,511
Number of Holdings	282
Portfolio Turnover	45%

Holdings [Text Block]	International Equity Funds 57.2 Common Stocks 39.2 Preferred Stocks 0.0 Domestic Equity Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity SAI International Value Index Fund 13.3 Fidelity SAI International Index Fund 9.8 Fidelity Advisor International Discovery Fund - Class Z 8.5 Fidelity Diversified International Fund 7.5 Fidelity SAI International Low Volatility Index Fund 5.7 Fidelity International Capital Appreciation Fund 5.2 Fidelity SAI International Quality Index Fund 2.0 Fidelity Advisor International Growth Fund - Class Z 1.3 Fidelity SAI International Small Cap Index Fund 1.3 Novo Nordisk A/S Series B 1.1 55.7